SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financing Activities, Long-Term Debt [Roll Forward]
Borrowings	$ 993.8	$ 1,047.9
Interest payable	5.8	4.1	$ 4.0
Lease liabilities	63.8	35.2		$ 43.5
Proceeds from borrowings, classified as financing activities	495.2	200.0
Repayment of senior notes and credit facility (Note 28)	(719.0)	(256.2)
Interest Paid on Lease Liabilities	(6.7)	(3.5)
Payment of lease liabilities	(19.2)	(17.1)
Interest expense on debt instruments issued	42.7	51.9
Interest expense on lease liabilities (Note 34)	6.7	3.5
Interest costs capitalised	(0.9)	0.0
Increase through new leases, liabilities arising from financing activities	52.2	8.6
Lease Costs, Other	(4.4)	0.2
Debt, other	2.8	2.1
Interest, other	0.4	(0.4)
Interest paid on debt	$ (40.5)	$ (51.4)